CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income	$ 9,404,602	$ 12,027,303	$ 17,103,813
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Provision for credit losses on finance receivables	36,424,082	34,617,355	25,565,703
Depreciation and amortization	1,844,088	2,245,002	2,893,041
Gain on investments sold - non-restricted	(35,304)
Deferred income taxes	(476,638)	(4,799,458)	(2,625,901)
Interest accrued on investment notes	2,587,342	2,388,051	2,055,904
Changes in:
Accounts payable and accrued expenses	(4,852,519)	2,060,371	(228,399)
Deferred acquisition costs	2,976,294	432,777	(1,309,561)
Unearned premium reserves	(6,954,811)	1,627,569	3,062,168
Prepaids and other assets	(2,089,530)	(2,954,215)	1,242,520
Net cash provided by operating activities	38,827,606	47,644,755	47,759,288
Cash flows from investing activities:
Finance receivables purchased from affiliate	(235,076,964)	(239,616,353)	(251,013,073)
Finance receivables purchased from retail merchants	(11,363,029)	(23,326,384)	(29,026,308)
Finance receivables repaid	234,209,328	225,492,066	250,664,133
Capital expenditures	(30,202)	(542,020)	(25,920)
Change in restricted cash	104,524	(31,279)	(27,187)
Investments purchased - non-restricted		(249,000)	(790,238)
Investments matured and sold - restricted			130,237
Investments matured and sold - non-restricted	2,613,197	1,685,000	2,200,000
Net cash used in investing activities	(9,543,146)	(36,587,970)	(27,888,356)
Cash flows from financing activities:
Net borrowings/(repayments) under lines of credit	(210,000)	19,450,000	(21,373,000)
Proceeds from borrowings	97,797,175	79,002,245	142,131,268
Repayment of borrowings	(102,467,166)	(101,856,038)	(118,565,582)
Repayment of subordinated debt - parent			(13,900,000)
Dividends paid to parent	(24,618,033)	(6,773,313)	(8,845,387)
Net cash used in financing activities	(29,498,024)	(10,177,106)	(20,552,701)
Net increase/(decrease) in cash and equivalents	(213,564)	879,679	(681,769)
Cash and cash equivalents - non-restricted, Beginning of period	2,136,520	1,256,841	1,938,610
Cash and cash equivalents - non-restricted, End of period	1,922,956	2,136,520	1,256,841
Additional cash flow information:
Interest paid	15,814,447	16,468,662	16,449,222
Income taxes paid	$ 7,431,763	$ 9,844,816	$ 13,727,467